March 1, 2023
Pioneer Funds
Supplement to the Statement of Additional Information, as in effect and as may be amended from time to time
Fund	Date of Prospectus
Amundi Climate Transition Core Bond Fund	October 18, 2022
Pioneer AMT-Free Municipal Fund	April 1, 2022
Pioneer Balanced ESG Fund	December 1, 2022
Pioneer Bond Fund	November 1, 2022
Pioneer CAT Bond Fund	December 5, 2022
Pioneer Core Equity Fund	May 1, 2022
Pioneer Corporate High Yield Fund	December 28, 2022
Pioneer Disciplined Growth Fund	December 28, 2022
Pioneer Disciplined Value Fund	December 28, 2022
Pioneer Emerging Markets Equity Fund	February 1, 2023
Pioneer Fund	May 1, 2022
Pioneer Fundamental Growth Fund	August 1, 2022
Pioneer Global Sustainable Equity Fund	December 28, 2022
Pioneer Global Sustainable Growth Fund	February 1, 2023
Pioneer Global Sustainable Value Fund	February 1, 2023
Pioneer High Income Municipal Fund	December 28, 2022
Pioneer International Equity Fund	April 1, 2022
Pioneer Intrinsic Value Fund	February 1, 2023
Pioneer Multi-Asset Income Fund	December 1, 2022
Pioneer Multi-Asset Ultrashort Income Fund	August 1, 2022
Pioneer Real Estate Shares	May 1, 2022
Pioneer Securitized Income Fund	December 1, 2022
Pioneer Select Mid Cap Growth Fund	April 1, 2022
Pioneer Short Term Income Fund	December 28, 2022
Pioneer Solutions – Balanced Fund	December 1, 2022
Pioneer Strategic Income Fund	February 1, 2023
Pioneer U.S. Government Money Market Fund	May 1, 2022

Effective March 1, 2023, the following replaces the corresponding information under the heading below.
Shareholder servicing/transfer agent
The fund has contracted with BNY Mellon Investment Servicing (US) Inc., Attention: 534427, 500 Ross Street 154-0520, Pittsburgh, PA 15262, to act as shareholder servicing and transfer agent for the fund.

Under the terms of its contract with the fund, BNY Mellon Investment Servicing (US) Inc. services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the fund; (ii) distributing dividends and capital gains associated with the fund’s portfolio; and (iii) maintaining account records and responding to shareholder inquiries.
33233-00-0323
©2023 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC